Portfolio of Investments
Lifecycle Retirement Income Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
1,949,897 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/30/23; cost $20,575,906) $ 20,337,429
TOTAL DIRECT REAL ESTATE 20,337,429
FIXED INCOME—39.5%
10,043,255
TIAA-CREF Core Bond Fund 90,690,593
6,199,465
TIAA-CREF Core Plus Bond Fund 56,167,149
978,292
TIAA-CREF Emerging Markets Debt Fund 8,207,867
996,136
TIAA-CREF High-Yield Fund 8,596,656
1,072,380
TIAA-CREF International Bond Fund 9,007,992
TOTAL FIXED INCOME 172,670,257
INFLATION-PROTECTED ASSETS—9.9%
4,135,815
TIAA-CREF Inflation-Linked Bond Fund 43,260,623
TOTAL INFLATION-PROTECTED ASSETS 43,260,623
INTERNATIONAL EQUITY—12.5%
1,166,357
TIAA-CREF Emerging Markets Equity Fund 9,062,591
1,755,275
TIAA-CREF International Equity Fund 23,783,981
934,351
TIAA-CREF International Opportunities Fund 14,118,050
714,949
TIAA-CREF Quant International Small-Cap Equity Fund 7,564,157
TOTAL INTERNATIONAL EQUITY 54,528,779
SHORT-TERM FIXED INCOME—9.9%
4,343,408
TIAA-CREF Short-Term Bond Fund 43,303,775
TOTAL SHORT-TERM FIXED INCOME 43,303,775
U.S. EQUITY—23.5%
254,804
Nuveen Dividend Growth Fund 14,916,209
988,384
Nuveen Dividend Value Fund 14,479,827
630,047
Nuveen Growth Opportunities ETF 18,019,344
1,048,444
TIAA-CREF Growth & Income Fund 15,034,683
689,748
TIAA-CREF Large-Cap Growth Fund 17,898,950
692,109
TIAA-CREF Large-Cap Value Fund 14,499,686
192,968
TIAA-CREF Quant Small-Cap Equity Fund 3,529,391
292,415
TIAA-CREF Quant Small/Mid-Cap Equity Fund 4,222,473
TOTAL U.S. EQUITY 102,600,563
TOTAL AFFILIATED INVESTMENT COMPANIES 436,701,426
(Cost $410,879,323)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$330,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 330,000
TOTAL REPURCHASE AGREEMENT 330,000
TOTAL SHORT-TERM INVESTMENTS 330,000
(Cost $330,000)
TOTAL INVESTMENTS—100.0% 437,031,426
(Cost $411,209,323)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (144,895)
NET ASSETS—100.0% $ 436,886,531
ETF Exchange Traded Fund

Lifecycle Retirement Income Fund February 29, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $330,049 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $336,686.

Portfolio of Investments
Lifecycle 2010 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—3.0%
2,338,707 (b)
TIAA-CREF Real Property Fund LP (purchased 7/01/16-2/03/20; cost $23,898,719) $ 24,392,710
TOTAL DIRECT REAL ESTATE 24,392,710
FIXED INCOME—39.6%
18,769,507
TIAA-CREF Core Bond Fund 169,488,644
11,592,172
TIAA-CREF Core Plus Bond Fund 105,025,080
1,818,565
TIAA-CREF Emerging Markets Debt Fund 15,257,757
1,860,327
TIAA-CREF High-Yield Fund 16,054,625
2,004,913
TIAA-CREF International Bond Fund 16,841,267
TOTAL FIXED INCOME 322,667,373
INFLATION-PROTECTED ASSETS—9.9%
7,736,974
TIAA-CREF Inflation-Linked Bond Fund 80,928,744
TOTAL INFLATION-PROTECTED ASSETS 80,928,744
INTERNATIONAL EQUITY—11.8%
2,070,946
TIAA-CREF Emerging Markets Equity Fund 16,091,252
3,110,814
TIAA-CREF International Equity Fund 42,151,523
1,654,430
TIAA-CREF International Opportunities Fund 24,998,445
1,260,337
TIAA-CREF Quant International Small-Cap Equity Fund 13,334,364
TOTAL INTERNATIONAL EQUITY 96,575,584
SHORT-TERM FIXED INCOME—13.5%
11,065,599
TIAA-CREF Short-Term Bond Fund 110,324,026
TOTAL SHORT-TERM FIXED INCOME 110,324,026
U.S. EQUITY—22.2%
451,774
Nuveen Dividend Growth Fund 26,446,824
1,750,032
Nuveen Dividend Value Fund 25,637,963
1,107,393
Nuveen Growth Opportunities ETF 31,671,440
1,851,867
TIAA-CREF Growth & Income Fund 26,555,771
1,224,021
TIAA-CREF Large-Cap Growth Fund 31,763,336
1,220,755
TIAA-CREF Large-Cap Value Fund 25,574,813
340,717
TIAA-CREF Quant Small-Cap Equity Fund 6,231,722
516,819
TIAA-CREF Quant Small/Mid-Cap Equity Fund 7,462,869
TOTAL U.S. EQUITY 181,344,738
TOTAL AFFILIATED INVESTMENT COMPANIES 816,233,175
(Cost $753,328,592)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$280,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 280,000
TOTAL REPURCHASE AGREEMENT 280,000
TOTAL SHORT-TERM INVESTMENTS 280,000
(Cost $280,000)
TOTAL INVESTMENTS—100.0% 816,513,175
(Cost $753,608,592)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (2,084)
NET ASSETS—100.0% $ 816,511,091
ETF Exchange Traded Fund

Lifecycle 2010 Fund February 29, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $280,041 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $285,602.

Portfolio of Investments
Lifecycle 2015 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.7%
5,230,685 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-1/26/21; cost $54,772,755) $ 54,556,042
TOTAL DIRECT REAL ESTATE 54,556,042
FIXED INCOME—39.2%
26,737,022
TIAA-CREF Core Bond Fund 241,435,312
16,513,127
TIAA-CREF Core Plus Bond Fund 149,608,935
2,591,428
TIAA-CREF Emerging Markets Debt Fund 21,742,079
2,652,760
TIAA-CREF High-Yield Fund 22,893,319
2,856,638
TIAA-CREF International Bond Fund 23,995,756
TOTAL FIXED INCOME 459,675,401
INFLATION-PROTECTED ASSETS—9.3%
10,486,533
TIAA-CREF Inflation-Linked Bond Fund 109,689,139
TOTAL INFLATION-PROTECTED ASSETS 109,689,139
INTERNATIONAL EQUITY—12.9%
3,262,891
TIAA-CREF Emerging Markets Equity Fund 25,352,666
4,892,564
TIAA-CREF International Equity Fund 66,294,247
2,603,517
TIAA-CREF International Opportunities Fund 39,339,135
1,990,733
TIAA-CREF Quant International Small-Cap Equity Fund 21,061,954
TOTAL INTERNATIONAL EQUITY 152,048,002
SHORT-TERM FIXED INCOME—9.4%
11,005,232
TIAA-CREF Short-Term Bond Fund 109,722,159
TOTAL SHORT-TERM FIXED INCOME 109,722,159
U.S. EQUITY—24.4%
710,577
Nuveen Dividend Growth Fund 41,597,200
2,754,508
Nuveen Dividend Value Fund 40,353,547
1,747,441
Nuveen Growth Opportunities ETF 49,976,813
2,920,386
TIAA-CREF Growth & Income Fund 41,878,330
1,929,274
TIAA-CREF Large-Cap Growth Fund 50,064,662
1,927,222
TIAA-CREF Large-Cap Value Fund 40,375,299
537,111
TIAA-CREF Quant Small-Cap Equity Fund 9,823,766
814,711
TIAA-CREF Quant Small/Mid-Cap Equity Fund 11,764,427
TOTAL U.S. EQUITY 285,834,044
TOTAL AFFILIATED INVESTMENT COMPANIES 1,171,524,787
(Cost $1,127,372,433)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$730,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 730,000
TOTAL REPURCHASE AGREEMENT 730,000
TOTAL SHORT-TERM INVESTMENTS 730,000
(Cost $730,000)
TOTAL INVESTMENTS—100.0% 1,172,254,787
(Cost $1,128,102,433)
OTHER ASSETS & LIABILITIES, NET—0.0% 368,337
NET ASSETS—100.0% $ 1,172,623,124
ETF Exchange Traded Fund

Lifecycle 2015 Fund February 29, 2024

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $730,108 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $744,622.

Portfolio of Investments
Lifecycle 2020 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
11,442,247 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-1/26/21; cost $120,172,013) $ 119,342,634
TOTAL DIRECT REAL ESTATE 119,342,634
FIXED INCOME—38.1%
56,937,479
TIAA-CREF Core Bond Fund 514,145,433
35,142,918
TIAA-CREF Core Plus Bond Fund 318,394,834
5,550,602
TIAA-CREF Emerging Markets Debt Fund 46,569,554
5,648,287
TIAA-CREF High-Yield Fund 48,744,713
6,077,263
TIAA-CREF International Bond Fund 51,049,006
TOTAL FIXED INCOME 978,903,540
INFLATION-PROTECTED ASSETS—7.4%
18,054,716
TIAA-CREF Inflation-Linked Bond Fund 188,852,328
TOTAL INFLATION-PROTECTED ASSETS 188,852,328
INTERNATIONAL EQUITY—14.7%
8,070,154
TIAA-CREF Emerging Markets Equity Fund 62,705,095
12,154,399
TIAA-CREF International Equity Fund 164,692,112
6,468,295
TIAA-CREF International Opportunities Fund 97,735,932
4,949,295
TIAA-CREF Quant International Small-Cap Equity Fund 52,363,542
TOTAL INTERNATIONAL EQUITY 377,496,681
SHORT-TERM FIXED INCOME—7.4%
18,947,448
TIAA-CREF Short-Term Bond Fund 188,906,056
TOTAL SHORT-TERM FIXED INCOME 188,906,056
U.S. EQUITY—27.7%
1,764,438
Nuveen Dividend Growth Fund 103,290,210
6,843,876
Nuveen Dividend Value Fund 100,262,780
4,343,051
Nuveen Growth Opportunities ETF 124,211,259
7,247,869
TIAA-CREF Growth & Income Fund 103,934,439
4,785,393
TIAA-CREF Large-Cap Growth Fund 124,180,960
4,781,516
TIAA-CREF Large-Cap Value Fund 100,172,762
1,333,316
TIAA-CREF Quant Small-Cap Equity Fund 24,386,343
2,022,457
TIAA-CREF Quant Small/Mid-Cap Equity Fund 29,204,275
TOTAL U.S. EQUITY 709,643,028
TOTAL AFFILIATED INVESTMENT COMPANIES 2,563,144,267
(Cost $2,424,520,589)
TOTAL INVESTMENTS—99.9% 2,563,144,267
(Cost $2,424,520,589)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,296,594
NET ASSETS—100.0% $ 2,566,440,861
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.

Lifecycle 2025 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
17,779,724 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-10/31/23; cost $188,694,730) $ 185,442,522
TOTAL DIRECT REAL ESTATE 185,442,522
FIXED INCOME—36.0%
83,597,865
TIAA-CREF Core Bond Fund 754,888,717
51,582,885
TIAA-CREF Core Plus Bond Fund 467,340,935
8,148,865
TIAA-CREF Emerging Markets Debt Fund 68,368,977
8,286,547
TIAA-CREF High-Yield Fund 71,512,897
8,925,765
TIAA-CREF International Bond Fund 74,976,427
TOTAL FIXED INCOME 1,437,087,953
INFLATION-PROTECTED ASSETS—5.4%
20,498,549
TIAA-CREF Inflation-Linked Bond Fund 214,414,825
TOTAL INFLATION-PROTECTED ASSETS 214,414,825
INTERNATIONAL EQUITY—16.8%
14,357,245
TIAA-CREF Emerging Markets Equity Fund 111,555,794
21,600,668
TIAA-CREF International Equity Fund 292,689,048
11,500,158
TIAA-CREF International Opportunities Fund 173,767,387
8,795,693
TIAA-CREF Quant International Small-Cap Equity Fund 93,058,431
TOTAL INTERNATIONAL EQUITY 671,070,660
SHORT-TERM FIXED INCOME—5.4%
21,510,195
TIAA-CREF Short-Term Bond Fund 214,456,644
TOTAL SHORT-TERM FIXED INCOME 214,456,644
U.S. EQUITY—31.6%
3,138,281
Nuveen Dividend Growth Fund 183,714,986
12,164,446
Nuveen Dividend Value Fund 178,209,138
7,707,382
Nuveen Growth Opportunities ETF 220,431,125
12,867,423
TIAA-CREF Growth & Income Fund 184,518,841
8,515,469
TIAA-CREF Large-Cap Growth Fund 220,976,419
8,492,426
TIAA-CREF Large-Cap Value Fund 177,916,326
2,372,957
TIAA-CREF Quant Small-Cap Equity Fund 43,401,383
3,595,439
TIAA-CREF Quant Small/Mid-Cap Equity Fund 51,918,144
TOTAL U.S. EQUITY 1,261,086,362
TOTAL AFFILIATED INVESTMENT COMPANIES 3,983,558,966
(Cost $3,695,080,382)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$230,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 230,000
TOTAL REPURCHASE AGREEMENT 230,000
TOTAL SHORT-TERM INVESTMENTS 230,000
(Cost $230,000)
TOTAL INVESTMENTS—99.8% 3,983,788,966
(Cost $3,695,310,382)
OTHER ASSETS & LIABILITIES, NET—0.2% 6,533,387
NET ASSETS—100.0% $ 3,990,322,353
ETF Exchange Traded Fund

See Notes to Portfolios of Investments
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $230,034 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $234,684.

Lifecycle 2030 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.6%
21,214,614 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/30/23; cost $227,294,680) $ 221,268,423
TOTAL DIRECT REAL ESTATE 221,268,423
FIXED INCOME—31.0%
86,063,667
TIAA-CREF Core Bond Fund 777,154,914
53,140,758
TIAA-CREF Core Plus Bond Fund 481,455,269
8,388,357
TIAA-CREF Emerging Markets Debt Fund 70,378,319
8,537,182
TIAA-CREF High-Yield Fund 73,675,877
9,190,969
TIAA-CREF International Bond Fund 77,204,140
TOTAL FIXED INCOME 1,479,868,519
INFLATION-PROTECTED ASSETS—3.4%
15,454,087
TIAA-CREF Inflation-Linked Bond Fund 161,649,745
TOTAL INFLATION-PROTECTED ASSETS 161,649,745
INTERNATIONAL EQUITY—19.9%
20,241,245
TIAA-CREF Emerging Markets Equity Fund 157,274,477
30,562,839
TIAA-CREF International Equity Fund 414,126,465
16,236,117
TIAA-CREF International Opportunities Fund 245,327,728
12,429,748
TIAA-CREF Quant International Small-Cap Equity Fund 131,506,736
TOTAL INTERNATIONAL EQUITY 948,235,406
SHORT-TERM FIXED INCOME—3.4%
16,217,308
TIAA-CREF Short-Term Bond Fund 161,686,563
TOTAL SHORT-TERM FIXED INCOME 161,686,563
U.S. EQUITY—37.4%
4,426,299
Nuveen Dividend Growth Fund 259,115,572
17,183,389
Nuveen Dividend Value Fund 251,736,650
10,887,373
Nuveen Growth Opportunities ETF 311,378,868
18,238,527
TIAA-CREF Growth & Income Fund 261,540,474
12,023,196
TIAA-CREF Large-Cap Growth Fund 312,001,935
12,001,742
TIAA-CREF Large-Cap Value Fund 251,436,487
3,347,824
TIAA-CREF Quant Small-Cap Equity Fund 61,231,704
5,078,256
TIAA-CREF Quant Small/Mid-Cap Equity Fund 73,330,012
TOTAL U.S. EQUITY 1,781,771,702
TOTAL AFFILIATED INVESTMENT COMPANIES 4,754,480,358
(Cost $4,293,968,788)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,050,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 3,050,000
TOTAL REPURCHASE AGREEMENT 3,050,000
TOTAL SHORT-TERM INVESTMENTS 3,050,000
(Cost $3,050,000)
TOTAL INVESTMENTS—99.8% 4,757,530,358
(Cost $4,297,018,788)
OTHER ASSETS & LIABILITIES, NET—0.2% 9,336,490
NET ASSETS—100.0% $ 4,766,866,848
ETF Exchange Traded Fund

See Notes to Portfolios of Investments
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $3,050,450 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $3,111,089.

Lifecycle 2035 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.7%
22,703,808 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-1/31/24; cost $244,560,549) $ 236,800,717
TOTAL DIRECT REAL ESTATE 236,800,717
FIXED INCOME—25.1%
74,363,061
TIAA-CREF Core Bond Fund 671,498,441
45,942,507
TIAA-CREF Core Plus Bond Fund 416,239,117
7,225,817
TIAA-CREF Emerging Markets Debt Fund 60,624,609
7,374,160
TIAA-CREF High-Yield Fund 63,638,999
7,980,233
TIAA-CREF International Bond Fund 67,033,957
TOTAL FIXED INCOME 1,279,035,123
INFLATION-PROTECTED ASSETS—1.4%
6,941,228
TIAA-CREF Inflation-Linked Bond Fund 72,605,243
TOTAL INFLATION-PROTECTED ASSETS 72,605,243
INTERNATIONAL EQUITY—23.4%
25,472,122
TIAA-CREF Emerging Markets Equity Fund 197,918,390
38,388,165
TIAA-CREF International Equity Fund 520,159,642
20,440,481
TIAA-CREF International Opportunities Fund 308,855,661
15,570,078
TIAA-CREF Quant International Small-Cap Equity Fund 164,731,426
TOTAL INTERNATIONAL EQUITY 1,191,665,119
SHORT-TERM FIXED INCOME—1.4%
7,281,908
TIAA-CREF Short-Term Bond Fund 72,600,625
TOTAL SHORT-TERM FIXED INCOME 72,600,625
U.S. EQUITY—43.8%
5,546,340
Nuveen Dividend Growth Fund 324,682,719
21,578,757
Nuveen Dividend Value Fund 316,128,787
13,660,999
Nuveen Growth Opportunities ETF 390,704,571
22,861,036
TIAA-CREF Growth & Income Fund 327,827,258
15,101,161
TIAA-CREF Large-Cap Growth Fund 391,875,133
15,118,548
TIAA-CREF Large-Cap Value Fund 316,733,582
4,207,949
TIAA-CREF Quant Small-Cap Equity Fund 76,963,382
6,384,022
TIAA-CREF Quant Small/Mid-Cap Equity Fund 92,185,278
TOTAL U.S. EQUITY 2,237,100,710
TOTAL AFFILIATED INVESTMENT COMPANIES 5,089,807,537
(Cost $4,427,097,742)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,080,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 5,080,000
TOTAL REPURCHASE AGREEMENT 5,080,000
TOTAL SHORT-TERM INVESTMENTS 5,080,000
(Cost $5,080,000)
TOTAL INVESTMENTS—99.9% 5,094,887,537
(Cost $4,432,177,742)
OTHER ASSETS & LIABILITIES, NET—0.1% 7,156,971
NET ASSETS—100.0% $ 5,102,044,508
ETF Exchange Traded Fund

See Notes to Portfolios of Investments
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $5,080,749 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $5,181,686.

Lifecycle 2040 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
27,335,043 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/22/24; cost $293,957,865) $ 285,104,498
TOTAL DIRECT REAL ESTATE 285,104,498
FIXED INCOME—16.3%
58,089,137
TIAA-CREF Core Bond Fund 524,544,903
35,904,269
TIAA-CREF Core Plus Bond Fund 325,292,674
5,664,980
TIAA-CREF Emerging Markets Debt Fund 47,529,184
5,762,895
TIAA-CREF High-Yield Fund 49,733,785
6,229,550
TIAA-CREF International Bond Fund 52,328,217
TOTAL FIXED INCOME 999,428,763
INTERNATIONAL EQUITY—27.4%
35,982,156
TIAA-CREF Emerging Markets Equity Fund 279,581,350
54,248,061
TIAA-CREF International Equity Fund 735,061,223
28,837,805
TIAA-CREF International Opportunities Fund 435,739,233
22,016,284
TIAA-CREF Quant International Small-Cap Equity Fund 232,932,281
TOTAL INTERNATIONAL EQUITY 1,683,314,087
U.S. EQUITY—51.5%
7,818,763
Nuveen Dividend Growth Fund 457,710,383
30,515,433
Nuveen Dividend Value Fund 447,051,099
19,325,455
Nuveen Growth Opportunities ETF 552,708,013
32,386,571
TIAA-CREF Growth & Income Fund 464,423,423
21,346,689
TIAA-CREF Large-Cap Growth Fund 553,946,574
21,368,714
TIAA-CREF Large-Cap Value Fund 447,674,556
5,942,067
TIAA-CREF Quant Small-Cap Equity Fund 108,680,400
9,018,051
TIAA-CREF Quant Small/Mid-Cap Equity Fund 130,220,661
TOTAL U.S. EQUITY 3,162,415,109
TOTAL AFFILIATED INVESTMENT COMPANIES 6,130,262,457
(Cost $5,117,795,864)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,860,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 6,860,000
TOTAL REPURCHASE AGREEMENT 6,860,000
TOTAL SHORT-TERM INVESTMENTS 6,860,000
(Cost $6,860,000)
TOTAL INVESTMENTS—99.9% 6,137,122,457
(Cost $5,124,655,864)
OTHER ASSETS & LIABILITIES, NET—0.1% 9,141,743
NET ASSETS—100.0% $ 6,146,264,200
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $6,861,012 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $6,997,289.

Portfolio of Investments
Lifecycle 2045 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
19,542,967 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/22/24; cost $213,019,629) $ 203,833,149
TOTAL DIRECT REAL ESTATE 203,833,149
FIXED INCOME—8.6%
21,923,345
TIAA-CREF Core Bond Fund 197,967,807
13,541,617
TIAA-CREF Core Plus Bond Fund 122,687,048
2,131,833
TIAA-CREF Emerging Markets Debt Fund 17,886,079
2,163,439
TIAA-CREF High-Yield Fund 18,670,479
2,352,431
TIAA-CREF International Bond Fund 19,760,419
TOTAL FIXED INCOME 376,971,832
INTERNATIONAL EQUITY—30.1%
28,220,451
TIAA-CREF Emerging Markets Equity Fund 219,272,902
42,593,623
TIAA-CREF International Equity Fund 577,143,593
22,632,454
TIAA-CREF International Opportunities Fund 341,976,379
17,305,573
TIAA-CREF Quant International Small-Cap Equity Fund 183,092,967
TOTAL INTERNATIONAL EQUITY 1,321,485,841
U.S. EQUITY—56.5%
6,144,767
Nuveen Dividend Growth Fund 359,714,644
23,942,773
Nuveen Dividend Value Fund 350,761,623
15,152,940
Nuveen Growth Opportunities ETF 433,374,084
25,394,744
TIAA-CREF Growth & Income Fund 364,160,625
16,766,327
TIAA-CREF Large-Cap Growth Fund 435,086,182
16,753,428
TIAA-CREF Large-Cap Value Fund 350,984,312
4,661,718
TIAA-CREF Quant Small-Cap Equity Fund 85,262,814
7,076,435
TIAA-CREF Quant Small/Mid-Cap Equity Fund 102,183,727
TOTAL U.S. EQUITY 2,481,528,011
TOTAL AFFILIATED INVESTMENT COMPANIES 4,383,818,833
(Cost $3,550,628,111)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,200,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 5,200,000
TOTAL REPURCHASE AGREEMENT 5,200,000
TOTAL SHORT-TERM INVESTMENTS 5,200,000
(Cost $5,200,000)
TOTAL INVESTMENTS—99.9% 4,389,018,833
(Cost $3,555,828,111)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,034,909
NET ASSETS—100.0% $ 4,393,053,742
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $5,200,767 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $5,304,086.

Lifecycle 2050 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
15,317,130 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/22/24; cost $168,494,086) $ 159,757,664
TOTAL DIRECT REAL ESTATE 159,757,664
FIXED INCOME—4.8%
9,513,538
TIAA-CREF Core Bond Fund 85,907,248
5,875,849
TIAA-CREF Core Plus Bond Fund 53,235,196
930,075
TIAA-CREF Emerging Markets Debt Fund 7,803,326
933,245
TIAA-CREF High-Yield Fund 8,053,902
1,018,514
TIAA-CREF International Bond Fund 8,555,515
TOTAL FIXED INCOME 163,555,187
INTERNATIONAL EQUITY—31.5%
23,140,933
TIAA-CREF Emerging Markets Equity Fund 179,805,049
34,863,053
TIAA-CREF International Equity Fund 472,394,374
18,540,505
TIAA-CREF International Opportunities Fund 280,147,034
14,129,790
TIAA-CREF Quant International Small-Cap Equity Fund 149,493,180
TOTAL INTERNATIONAL EQUITY 1,081,839,637
U.S. EQUITY—59.0%
5,029,214
Nuveen Dividend Growth Fund 294,410,191
19,600,299
Nuveen Dividend Value Fund 287,144,379
12,415,914
Nuveen Growth Opportunities ETF 355,095,140
20,799,305
TIAA-CREF Growth & Income Fund 298,262,030
13,696,152
TIAA-CREF Large-Cap Growth Fund 355,415,139
13,713,133
TIAA-CREF Large-Cap Value Fund 287,290,146
3,820,400
TIAA-CREF Quant Small-Cap Equity Fund 69,875,112
5,792,326
TIAA-CREF Quant Small/Mid-Cap Equity Fund 83,641,182
TOTAL U.S. EQUITY 2,031,133,319
TOTAL AFFILIATED INVESTMENT COMPANIES 3,436,285,807
(Cost $2,806,336,152)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,670,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 4,670,000
TOTAL REPURCHASE AGREEMENT 4,670,000
TOTAL SHORT-TERM INVESTMENTS 4,670,000
(Cost $4,670,000)
TOTAL INVESTMENTS—100.0% 3,440,955,807
(Cost $2,811,006,152)
OTHER ASSETS & LIABILITIES, NET—0.0% 190,642
NET ASSETS—100.0% $ 3,441,146,449
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $4,670,689 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $4,763,446.

Portfolio of Investments
Lifecycle 2055 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
7,627,253 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/22/24; cost $85,593,844) $ 79,552,249
TOTAL DIRECT REAL ESTATE 79,552,249
FIXED INCOME—3.5%
3,515,333
TIAA-CREF Core Bond Fund 31,743,456
2,170,792
TIAA-CREF Core Plus Bond Fund 19,667,376
342,136
TIAA-CREF Emerging Markets Debt Fund 2,870,525
342,719
TIAA-CREF High-Yield Fund 2,957,666
376,438
TIAA-CREF International Bond Fund 3,162,082
TOTAL FIXED INCOME 60,401,105
INTERNATIONAL EQUITY—31.9%
11,703,545
TIAA-CREF Emerging Markets Equity Fund 90,936,546
17,602,831
TIAA-CREF International Equity Fund 238,518,357
9,367,036
TIAA-CREF International Opportunities Fund 141,535,910
7,130,830
TIAA-CREF Quant International Small-Cap Equity Fund 75,444,178
TOTAL INTERNATIONAL EQUITY 546,434,991
U.S. EQUITY—59.8%
2,549,968
Nuveen Dividend Growth Fund 149,275,129
9,890,368
Nuveen Dividend Value Fund 144,893,889
6,263,050
Nuveen Growth Opportunities ETF 179,123,230
10,452,750
TIAA-CREF Growth & Income Fund 149,892,429
6,912,625
TIAA-CREF Large-Cap Growth Fund 179,382,613
6,910,810
TIAA-CREF Large-Cap Value Fund 144,781,474
1,926,573
TIAA-CREF Quant Small-Cap Equity Fund 35,237,028
2,923,053
TIAA-CREF Quant Small/Mid-Cap Equity Fund 42,208,881
TOTAL U.S. EQUITY 1,024,794,673
TOTAL AFFILIATED INVESTMENT COMPANIES 1,711,183,018
(Cost $1,441,937,293)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$790,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 790,000
TOTAL REPURCHASE AGREEMENT 790,000
TOTAL SHORT-TERM INVESTMENTS 790,000
(Cost $790,000)
TOTAL INVESTMENTS—99.9% 1,711,973,018
(Cost $1,442,727,293)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,433,037
NET ASSETS—100.0% $ 1,714,406,055
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $790,117 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $805,899.

Lifecycle 2060 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
3,073,315 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/22/24; cost $35,224,194) $ 32,054,678
TOTAL DIRECT REAL ESTATE 32,054,678
FIXED INCOME—2.3%
928,704
TIAA-CREF Core Bond Fund 8,386,193
576,321
TIAA-CREF Core Plus Bond Fund 5,221,470
90,865
TIAA-CREF Emerging Markets Debt Fund 762,354
92,728
TIAA-CREF High-Yield Fund 800,243
99,879
TIAA-CREF International Bond Fund 838,984
TOTAL FIXED INCOME 16,009,244
INTERNATIONAL EQUITY—32.3%
4,788,185
TIAA-CREF Emerging Markets Equity Fund 37,204,200
7,183,977
TIAA-CREF International Equity Fund 97,342,882
3,817,713
TIAA-CREF International Opportunities Fund 57,685,650
2,907,061
TIAA-CREF Quant International Small-Cap Equity Fund 30,756,701
TOTAL INTERNATIONAL EQUITY 222,989,433
U.S. EQUITY—60.6%
1,042,956
Nuveen Dividend Growth Fund 61,054,653
4,037,761
Nuveen Dividend Value Fund 59,153,193
2,557,366
Nuveen Growth Opportunities ETF 73,140,667
4,268,384
TIAA-CREF Growth & Income Fund 61,208,625
2,825,060
TIAA-CREF Large-Cap Growth Fund 73,310,298
2,815,166
TIAA-CREF Large-Cap Value Fund 58,977,722
787,191
TIAA-CREF Quant Small-Cap Equity Fund 14,397,724
1,193,338
TIAA-CREF Quant Small/Mid-Cap Equity Fund 17,231,798
TOTAL U.S. EQUITY 418,474,680
TOTAL AFFILIATED INVESTMENT COMPANIES 689,528,035
(Cost $600,985,035)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$380,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 380,000
TOTAL REPURCHASE AGREEMENT 380,000
TOTAL SHORT-TERM INVESTMENTS 380,000
(Cost $380,000)
TOTAL INVESTMENTS—99.9% 689,908,035
(Cost $601,365,035)
OTHER ASSETS & LIABILITIES, NET—0.1% 769,404
NET ASSETS—100.0% $ 690,677,439
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $380,056 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $387,653.

Portfolio of Investments
Lifecycle 2065 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%(a)
DIRECT REAL ESTATE—4.6%
354,605 (b)
TIAA-CREF Real Property Fund LP (purchased 9/30/20-2/22/24; cost $4,167,604) $ 3,698,528
TOTAL DIRECT REAL ESTATE 3,698,528
FIXED INCOME—1.2%
55,153
TIAA-CREF Core Bond Fund 498,028
34,057
TIAA-CREF Core Plus Bond Fund 308,561
5,346
TIAA-CREF Emerging Markets Debt Fund 44,855
5,477
TIAA-CREF High-Yield Fund 47,263
5,893
TIAA-CREF International Bond Fund 49,502
TOTAL FIXED INCOME 948,209
INTERNATIONAL EQUITY—32.6%
560,656
TIAA-CREF Emerging Markets Equity Fund 4,356,299
839,655
TIAA-CREF International Equity Fund 11,377,324
446,083
TIAA-CREF International Opportunities Fund 6,740,310
342,051
TIAA-CREF Quant International Small-Cap Equity Fund 3,618,905
TOTAL INTERNATIONAL EQUITY 26,092,838
U.S. EQUITY—61.1%
121,723
Nuveen Dividend Growth Fund 7,125,680
471,052
Nuveen Dividend Value Fund 6,900,905
298,186
Nuveen Growth Opportunities ETF 8,528,119
497,849
TIAA-CREF Growth & Income Fund 7,139,153
329,693
TIAA-CREF Large-Cap Growth Fund 8,555,530
328,563
TIAA-CREF Large-Cap Value Fund 6,883,390
91,817
TIAA-CREF Quant Small-Cap Equity Fund 1,679,341
139,209
TIAA-CREF Quant Small/Mid-Cap Equity Fund 2,010,184
TOTAL U.S. EQUITY 48,822,302
TOTAL AFFILIATED INVESTMENT COMPANIES 79,561,877
(Cost $70,935,925)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.6%
REPURCHASE AGREEMENT—0.6%
$470,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 470,000
TOTAL REPURCHASE AGREEMENT 470,000
TOTAL SHORT-TERM INVESTMENTS 470,000
(Cost $470,000)
TOTAL INVESTMENTS—100.1% 80,031,877
(Cost $71,405,925)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (92,045)
NET ASSETS—100.0% $ 79,939,832
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $470,069 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $479,484.

Notes to Portfolios of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value ("NAV") per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the portfolio of investments.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 416,363,997 $ — $ — $ — $ 416,363,997
TIAA-CREF Real Property Fund LP — — — 20,337,429 20,337,429
Short-term investments — 330,000 — — 330,000
Total $ 416,363,997 $ 330,000 $ — $ 20,337,429 $ 437,031,426
Lifecycle 2010
Registered investment companies $ 791,840,465 $ — $ — $ — $ 791,840,465
TIAA-CREF Real Property Fund LP — — — 24,392,710 24,392,710
Short-term investments — 280,000 — — 280,000
Total $ 791,840,465 $ 280,000 $ — $ 24,392,710 $ 816,513,175
Lifecycle 2015
Registered investment companies $ 1,116,968,745 $ — $ — $ — $ 1,116,968,745
TIAA-CREF Real Property Fund LP — — — 54,556,042 54,556,042
Short-term investments — 730,000 — — 730,000
Total $ 1,116,968,745 $ 730,000 $ — $ 54,556,042 $ 1,172,254,787
Lifecycle 2020
Registered investment companies $ 2,443,801,633 $ — $ — $ — $ 2,443,801,633
TIAA-CREF Real Property Fund LP — — — 119,342,634 119,342,634
Total $ 2,443,801,633 $ — $ — $ 119,342,634 $ 2,563,144,267
Lifecycle 2025
Registered investment companies $ 3,798,116,444 $ — $ — $ — $ 3,798,116,444
TIAA-CREF Real Property Fund LP — — — 185,442,522 185,442,522
Short-term investments — 230,000 — — 230,000
Total $ 3,798,116,444 $ 230,000 $ — $ 185,442,522 $ 3,983,788,966
Lifecycle 2030
Registered investment companies $ 4,533,211,935 $ — $ — $ — $ 4,533,211,935
TIAA-CREF Real Property Fund LP — — — 221,268,423 221,268,423
Short-term investments — 3,050,000 — — 3,050,000
Total $ 4,533,211,935 $ 3,050,000 $ — $ 221,268,423 $ 4,757,530,358

Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2035
Registered investment companies $ 4,853,006,820 $ — $ — $ — $ 4,853,006,820
TIAA-CREF Real Property Fund LP — — — 236,800,717 236,800,717
Short-term investments — 5,080,000 — — 5,080,000
Total $ 4,853,006,820 $ 5,080,000 $ — $ 236,800,717 $ 5,094,887,537
Lifecycle 2040
Registered investment companies $ 5,845,157,959 $ — $ — $ — $ 5,845,157,959
TIAA-CREF Real Property Fund LP — — — 285,104,498 285,104,498
Short-term investments — 6,860,000 — — 6,860,000
Total $ 5,845,157,959 $ 6,860,000 $ — $ 285,104,498 $ 6,137,122,457
Lifecycle 2045
Registered investment companies $ 4,179,985,684 $ — $ — $ — $ 4,179,985,684
TIAA-CREF Real Property Fund LP — — — 203,833,149 203,833,149
Short-term investments — 5,200,000 — — 5,200,000
Total $ 4,179,985,684 $ 5,200,000 $ — $ 203,833,149 $ 4,389,018,833
Lifecycle 2050
Registered investment companies $ 3,276,528,143 $ — $ — $ — $ 3,276,528,143
TIAA-CREF Real Property Fund LP — — — 159,757,664 159,757,664
Short-term investments — 4,670,000 — — 4,670,000
Total $ 3,276,528,143 $ 4,670,000 $ — $ 159,757,664 $ 3,440,955,807
Lifecycle 2055
Registered investment companies $ 1,631,630,769 $ — $ — $ — $ 1,631,630,769
TIAA-CREF Real Property Fund LP — — — 79,552,249 79,552,249
Short-term investments — 790,000 — — 790,000
Total $ 1,631,630,769 $ 790,000 $ — $ 79,552,249 $ 1,711,973,018
Lifecycle 2060
Registered investment companies $ 657,473,357 $ — $ — $ — $ 657,473,357
TIAA-CREF Real Property Fund LP — — — 32,054,678 32,054,678
Short-term investments — 380,000 — — 380,000
Total $ 657,473,357 $ 380,000 $ — $ 32,054,678 $ 689,908,035
Lifecycle 2065
Registered investment companies $ 75,863,349 $ — $ — $ — $ 75,863,349
TIAA-CREF Real Property Fund LP — — — 3,698,528 3,698,528
Short-term investments — 470,000 — — 470,000
Total $ 75,863,349 $ 470,000 $ — $ 3,698,528 $ 80,031,877
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.
A10998-B (4/24)